Stockholders' equity	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Stockholders' equity
Stockholders’ equity
Recent issuances
On March 21, 2019, the Company completed a public offering of 3,345,282 Common Shares. Net proceeds to the Company were $6.6 million after deducting discounts, fees, and expenses.
On April 5, 2019, the Company completed a public offering of 2,554,590 Common Shares. Net proceeds to the Company were $5.2 million after deducting discounts, fees, and expenses.
On April 17, 2019, the Company issued 346,488 Common Shares in conjunction with the overallotment exercise by the Company’s investment banker. Net proceeds to the Company were $696 thousand after deducting discounts, fees, and expenses.
Warrants
The following table summarizes information about outstanding warrants at September 30, 2019:

	Number of warrant shares	Weighted average exercise price
Outstanding at December 31, 2018	1,745,868	$3.25
Exercised	(83,564)	3.25
Outstanding at September 30, 2019	1,662,304	$3.25
Exercisable at September 30, 2019	1,662,304	$3.25

During the nine months ended September 30, 2019, the Company issued 83,564 Common Shares at $3.25 per share in conjunction with the exercise of warrants, with total proceeds of $272 thousand.
Share-based compensation
Restricted stock
A summary of the Company’s shares of restricted stock as of September 30, 2019, is as follows:

	Shares	Weighted average grant date fair value
Balance at December 31, 2018	8,867	$3.51
Granted	176,561	2.13
Vested	(127,133)	2.19
Balance at September 30, 2019	58,295	$2.21

During the nine months ended September 30, 2019 and 2018, the Company expensed $279,026 and $20,421, respectively, related to the restricted stock awards. At September 30, 2019, the balance of unearned share-based compensation to be expensed in future periods related to the restricted stock awards is $128,307. The period over which the unearned share-based compensation is expected to be earned is approximately 2.5 years.
Stock options
The Company’s option activity is summarized as follows:

	Number of options	Weighted average exercise price
Outstanding at December 31, 2018	339,964	$7.09
Issued	278,500	2.21
Expired	(79,539)	3.41
Outstanding at September 30, 2019	538,925	$5.11
Exercisable at September 30, 2019	401,847	$5.99

Unless otherwise indicated, options issued to employees, members of the Board of Directors, and non-employees are vested over one to three years and are exercisable for a term of ten years from the date of issuance.
The fair values of stock option grants to employees and members of the Board of Directors during 2019 were measured on the date of grant using Black-Scholes, with the following weighted average assumptions:

	March 2019	April 2019	June 2019
Expected volatility	89%	94%	96%
Risk free interest rate	2.53%	2.28%	1.85%
Expected dividend yield	0%	0%	0%
Expected life (in years)	5	5	5

The weighted average fair value of stock options granted during the nine months ended September 30, 2019, was $2.21.
The total intrinsic value of all options outstanding was $80,305 and $0 at September 30, 2019, and December 31, 2018, respectively. The total intrinsic value of exercisable options was $41,492 and $0 at September 30, 2019, and December 31, 2018, respectively.
The following table summarizes information about options outstanding and exercisable at September 30, 2019:

Weighted average exercise price of outstanding options	Number of options outstanding	Weighted average remaining estimated life (in years)	Number of options exercisable	Weighted average exercise price of outstanding and exercisable options
$2.50 - $5.70	403,663	9.1	270,120
$6.90 - $9.60	52,841	3.0	52,841
$10.50 - $10.80	4,000	4.4	4,000
$14.20 - $23.40	78,421	6.5	74,886
	538,925		401,847	$5.99

Total share-based compensation on stock options amounted to $374,426 and $171,261 for the nine months ended September 30, 2019 and 2018, respectively. At September 30, 2019, the balance of unearned share-based compensation to be expensed in future periods related to unvested share-based awards was $229,807. The period over which the unearned share-based compensation is expected to be earned is approximately 0.8 years.
During the period ended June 30, 2019, the Company recognized share based compensation of $134,258 related to the accelerated vesting and exercisable term change for options to purchase an aggregate of 153,940 shares for the Company’s former CEO, who retired June 30, 2019. Each option granted was revalued as of June 30, 2019, using the following Black-Scholes values to determine the incremental charges for the option modification: expected volatility of 97%, risk free interest rate of 1.71% to 1.92%, expected dividend yield of 0.0%, and expected life of 1.5 to 5 years.
The following table summarizes the expense related to the options revalued at June 30, 2019:

		Expense
Grant date	Number of options	Previous	Accelerated	Incremental	Total
1/11/2011	16,667	$109,769	$—	$11,782	$121,551
1/20/2014	6,667	120,712	—	7,621	128,333
2/27/2018	60,606	99,738	—	12,313	112,051
4/21/2017	20,000	70,346	20,736	13,485	104,567
4/30/2019	50,000	13,453	67,047	1,274	81,774
	153,940	$414,018	$87,783	$46,475	$548,276

Stockholders’ equity
In May 2018, the Company’s shareholders approved a reduction in the number of authorized shares from 240 million to 55 million shares of stock, of which 5 million are authorized as preferred stock and 50 million as common stock. At December 31, 2018, the Company had zero shares (2017: zero) of preferred stock and 15,098,837 shares (2017: 8,895,094) of common stock, issued and outstanding.
In December 2016, the shareholders approved a reverse share split ratio of 1-for-30 to be implemented on January 5, 2017. All share balances in the Financial Statements and accompanying notes have been restated to reflect this change.
Common stock
The holders of the common stock are entitled to one vote for each share held at all meetings of stockholders. Dividends and distribution of assets of the Company in the event of liquidation are subject to the preferential rights of any outstanding preferred shares. At December 31, 2018, the Company had reserved 339,964 shares of common stock for the exercise of options and 1,745,868 shares of common stock for the exercise of warrants.
Recent issuances
In January 2017, the Company closed an equity subscription of $25 million with Intrexon for 2,421,073 common shares at a price of $10.326.
In January 2018, the Company completed a public offering of 3,692,307 Common Shares and warrants for 4,246,153 Common Shares. Net proceeds to the Company were $10.6 million after deducting discounts, fees, and expenses. Intrexon Corporation, the Company’s majority shareholder, participated in the offering, purchasing 1,538,461 Common Shares and warrants for 1,538,461 Common Shares for gross proceeds of $5.0 million.
On October 24, 2018, 2,250,461 Common Shares were issued through the exercise of outstanding warrants at a discounted price of $2.00. Net proceeds to the Company were $4.3 million after deducting discounts, fees, and expenses. Intrexon participated in the exercise, converting warrants for the issuance of 1,538,461 Common Shares, resulting in gross proceeds of $3.1 million.
Additionally during 2018, the Company issued 249,824 Common Shares in conjunction with the exercise of warrants, with total proceeds of $0.8 million.
Warrants
In connection with the public offering of Common Shares that was completed in January 2018, the Company issued warrants to purchase 4,246,153 Common Shares. Each warrant has an exercise price per share of $3.25, is immediately exercisable, and will expire five years from the date of issuance. During 2018 249,824 warrants were exercised at $3.25 and the Board approved the exercise of 2,250,461 warrants in October 2018 at a discounted price of $2.00. The intrinsic value of the warrants that were converted at the discounted price was $1.8 million. The warrant inducement was treated as an extinguishment of an equity contract, as the warrant holders had to exercise their warrants in order to take advantage of the discounted conversion price. In accounting for the transaction the Company analogized to guidance regarding the treatment of preferred stock extinguishments and recognized the intrinsic value of the inducement, totaling $1.8 million, as a return of capital and as an addition to net loss for the purpose of calculating basic and diluted earnings per share.
The following table summarizes information about outstanding warrants at December 31, 2018:

	Number of warrant shares	Weighted average exercise price
Outstanding at December 31, 2017	—	$—
Issued	4,246,153	3.25
Exercised	(2,500,285)	2.12
Outstanding at December 31, 2018	1,745,868	$3.25
Exercisable at December 31, 2018	1,745,868	$3.25

Share-based compensation
In 2006, the Company established the 2006 Equity Incentive Plan (the “2006 Plan”). The 2006 Plan provided for the issuance of incentive stock options to employees of the Company and non-qualified stock options and awards of restricted stock to Directors, officers, employees, and consultants of the Company. In accordance with its original terms, the 2006 Plan terminated on March 18, 2016. All outstanding awards under the 2006 Plan will continue until their individual termination dates.
In March 2016, the Company’s Board of Directors adopted the AquaBounty Technologies, Inc. 2016 Equity Incentive Plan (the “2016 Plan”) to replace the 2006 Plan. The 2016 Plan provides for the issuance of incentive stock options, non-qualified stock options, and awards of restricted and direct stock purchases to Directors, officers, employees, and consultants of the Company. The aggregate number of shares of common stock that may be issued pursuant to awards granted under the 2016 Plan cannot exceed 450,000. The 2016 Plan was approved by the Company’s shareholders at its Annual Meeting on April 26, 2016.
Restricted stock
The Company’s restricted stock activity under the 2006 Plan and the 2016 Plan is summarized as follows:

	Shares	Weighted average grant date fair value
Unvested at December 31, 2017	2,697	$11.37
Granted	11,151	2.50
Vested	(4,981)	5.50
Unvested at December 31, 2018	8,867	$3.51

During 2018, the Company expensed $27,298 (2017: $26,400; 2016: $18,070) related to restricted stock awards. At December 31, 2018, the balance of unearned share-based compensation to be expensed in future periods related to the restricted stock awards is $31,015. The period over which the unearned share-based compensation is expected to be earned is approximately 2.2 years.
Stock options
The Company’s option activity under the 2006 Plan and the 2016 Plan is summarized as follows:

	Number of options	Weighted average exercise price
Outstanding at December 31, 2017	227,203	$9.39
Issued	113,561	2.50
Expired	(800)	9.90
Outstanding at December 31, 2018	339,964	$7.09
Exercisable at December 31, 2018	303,986	$6.94

Unless otherwise indicated, options issued to employees, members of the Board of Directors, and non-employees are vested over one to three years and are exercisable for a term of ten years from the date of issuance.
The weighted average fair value of stock options granted during 2018 was $2.50 (2017: $4.55; 2016: $4.46). There were no options exercised in 2018. The total intrinsic value of options exercised in 2017 was $43,420 (2016: $6,338). At December 31, 2018, the total intrinsic value of all options outstanding was $0 (2017: $17,454; 2016: $602,773), the total intrinsic value of exercisable options was $0 (2017: $17,454; 2016 $597,872), and the total number of shares available for grant under the 2016 Plan was 268,138 (2017: 397,500; 2016: 450,000).
The following table summarizes information about options outstanding and exercisable at December 31, 2018:

Weighted average exercise price of outstanding options	Number of options outstanding	Weighted average remaining estimated life (in years)	Number of options exercisable	Weighted average price of outstanding and exercisable options
$2.50 - $5.70	204,034	5.6	185,985
$6.90 - $9.60	53,175	3.7	53,175
$10.50 - $10.80	4,000	5.1	4,000
$14.20 - $23.40	78,755	7.2	60,826
	339,964		303,986	$6.94

The fair values of stock option grants to employees and members of the Board of Directors during 2018, 2017, and 2016 were measured on the date of grant using Black-Scholes, with the following weighted average assumptions:

	2018	2017	2016
Expected volatility	81%	78%	53%
Risk free interest rate	2.60%	1.80%	1.31%
Expected dividend yield	0.0%	0.0%	0.0%
Expected life (in years)	5	5	5

The risk-free interest rate is estimated using the Federal Funds interest rate for a period that is commensurate with the expected term of the awards. The expected dividend yield is zero because the Company has never paid a dividend and does not expect to do so for the foreseeable future. The expected life was based on a number of factors including historical experience, vesting provisions, exercise price relative to market price, and expected volatility. The Company believes that all groups of employees demonstrate similar exercise and post-vesting termination behavior and, therefore, does not stratify employees into multiple groups and forfeitures are recognized as they occur. The expected volatility was estimated using the Company’s historical price volatility over a period that is commensurate with the expected term of the awards.
Total share-based compensation on stock-option grants amounted to $236,098 in 2018 (2017: $95,734; 2016: $200,224). At December 31, 2018, the balance of unearned share-based compensation to be expensed in future periods related to unvested share-based awards is $111,243. The period over which the unearned share-based compensation is expected to be earned is 1.2 years.
Share-based compensation
The following table summarizes share-based compensation costs recognized in the Company’s Consolidated Statements of Operations and Comprehensive Loss for the years ended December 31, 2018, 2017, and 2016:

	2018	2017	2016
Research and development	$3,238	$3,168	$2,115
Sales and marketing	—	9,315	65,517
General and administrative	260,158	109,651	150,662
Total share-based compensation	$263,396	$122,134	$218,294